Equity-based Compensation - Summary of Restricted Stock and Restricted Stock Units Activity (Detail) shares in Thousands	12 Months Ended
Sep. 30, 2025 $ / shares shares
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Number of Restricted Shares, Outstanding, Beginning Balance | shares	2,175
Number of Restricted Shares, Granted | shares	1,027
Number of Restricted Shares, Vested | shares	(932)
Number of Restricted Shares, Forfeited | shares	(211)
Number of Restricted Shares, Ending Balance | shares	2,059
Restricted Shares, Weighted Average Grant Date Fair Value, Beginning Balance | $ / shares	$ 79.61
Restricted Shares, Weighted Average Grant Date Fair Value, Granted | $ / shares	82.33
Restricted Shares, Weighted Average Grant Date Fair Value, Vested | $ / shares	78.74
Restricted Shares, Weighted Average Grant Date Fair Value, Forfeited | $ / shares	62.84
Restricted Shares, Weighted Average Grant Date Fair Value, Ending Balance | $ / shares	$ 83.08
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Number of Restricted Shares, Outstanding, Beginning Balance | shares	619
Number of Restricted Shares, Granted | shares	293
Number of Restricted Shares, Vested | shares	(231)
Number of Restricted Shares, Forfeited | shares	(42)
Number of Restricted Shares, Ending Balance | shares	639
Restricted Shares, Weighted Average Grant Date Fair Value, Beginning Balance | $ / shares	$ 83.21
Restricted Shares, Weighted Average Grant Date Fair Value, Granted | $ / shares	83.07
Restricted Shares, Weighted Average Grant Date Fair Value, Vested | $ / shares	81.08
Restricted Shares, Weighted Average Grant Date Fair Value, Forfeited | $ / shares	84.41
Restricted Shares, Weighted Average Grant Date Fair Value, Ending Balance | $ / shares	$ 83.84